Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
The breakdown and changes in intangible assets are as follows

The breakdown and changes in intangible assets are as follows:

	Weighted average rate (p.a.)	December 31, 2020						December 31, 2021
		Historical cost	Accumulated amortization	Net opening balance	Additions	Write-offs	Amortization	Net ending balance	Historical Cost	Accumulated amortization
Goodwill	-	542,302	-	542,302	-	-	-	542,302	542,302	-
Slots	-	1,038,900	-	1,038,900	-	-	-	1,038,900	1,038,900	-
Softwares	38.28%	507,734	(345,661)	162,073	152,584	(45)	(74,438)	240,174	508,650	(268,476)
Others	20.00%	10,000	(6,167)	3,833	-	-	(2,000)	1,833	10,000	(8,167)
Total		2,098,936	(351,828)	1,747,108	152,584	(45)	(76,438)	1,823,209	2,099,852	(276,643)

Schedule of allocation of goodwill

Air transportation
December 31, 2021
Book value	3,544,950
Value in use	36,535,754

Discount rate	14.84%
Perpetuity growth rate	3.18%

Sensitivity test
10% variation
Value in use	30,481,528
Amendment of the value in use	(6,054,226)

25% variation
Value in use	23,706,460
Amendment of the value in use	(12,829,294)
	Air transportation	Loyalty program
December 31, 2020
Book value	325,381	216,921
Value in use	20,784,520	6,771,427

Discount rate	13.98%	14.72%
Perpetuity growth rate	3.25%	3.25%

Sensitivity test
10% variation
Value in use	17,956,770	6,266,730
Amendment of the value in use	(2,827,750)	(504,697)

25% Variation
Value in use	14,520,245	5,655,353
Amendment of the value in use	(6,264,275)	(1,116,074)